Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Taxes

Note 11 — Income Taxes

The Company accounts for income taxes under the liability method, which requires companies to account for deferred income taxes using the asset and liability method. Under the asset and liability method, current income tax expense or benefit is the amount of income taxes expected to be payable or refundable for the current year. A deferred income tax asset or liability is recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credits and loss carryforwards. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Tax rate changes are reflected in income during the period such changes are enacted.

At June 30, 2011, we have accumulated U.S. federal and state net operating tax losses that are available to offset future taxable income and reduce future federal and state income taxes during the carryforward period. The utilization of available losses depends on the generation of future taxable income to absorb the losses. We may not be able to use available losses within the carryforward period. In addition, based on generally accepted accounting principles, we have determined for financial accounting and reporting purposes that it is unlikely that we will be able to apply or use the available losses to reduce future federal or state income taxes during the carryforward period. This assessment is updated annually or more frequently based on changes in circumstances.

A valuation allowance is recorded against deferred tax assets when it is more likely than not that a tax benefit will not be realized. The assessment for a valuation allowance requires judgment on the part of management with respect to the benefits that may be realized. The Company has concluded, based upon available evidence, it is more likely than not that the U.S. federal, state, and local deferred tax assets at June 30, 2011, will not be realized. For the quarter ended June 30, 2011, the income tax provision relates exclusively to a deferred tax liability associated with the amortization of goodwill. No further provision was recorded as a full valuation allowance has been provided against U.S. federal, state, and local deferred tax assets. The valuation allowance will be reversed at such time that realization is believed to be more likely than not. The Company has analyzed filing positions in all of the federal and state jurisdictions where it is required to file income tax returns, as well as all open tax years in these jurisdictions. The only periods subject to examination for the Company’s federal return are the 2003 through 2010 tax years. The Company believes that its income tax filing positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material change to its financial position. Therefore, no reserves for uncertain income tax positions have been recorded.

The Company’s policy for recording interest and penalties associated with audits is to record such items as a component of income before taxes. There were no such items during the periods covered in this report.

Note 15 — Income Taxes

Income tax benefit (expense) for the years ended December 31, 2010 and 2009 consisted of the following:

	2010	2009
Current:
Federal	$—	$—
State	—	—
Deferred:
Federal	133,000	58,000
State	(25,000)	3,000
Net operating loss carryforward	2,023,000	1,274,000
Valuation allowance	(2,145,000)	(1,335,000)
Total income tax (expense) benefit	$(14,000)	$—

Significant components of Cytomedix’s deferred tax assets and liabilities consisted of the following at December 31:

	2010	2009
Deferred tax assets:
Stock-based compensation	$3,849,000	$3,727,000
Amortization of patents	89,000	108,000
Tax deductible Goodwill	371,000	—
Other	71,000	52,000
Total deferred tax assets	4,380,000	3,887,000
Deferred tax liabilities:
Discount on Note Payable	(224,000)	—
Other	(14,000)	—
Total deferred tax liabilities	(238,000)	—
Net deferred tax assets	4,142,000	3,887,000
Net operating loss carryforwards	14,178,000	12,155,000
	18,320,000	16,042,000
Less valuation allowance	(18,334,000)	(16,042,000)
Total deferred tax assets (liabilities)	$(14,000)	$—

The following table reflects the change in the valuation allowance for deferred tax assets at December 31:

	Balance at Beginning of Period	Charged to Costs and Expenses	Balance at End of Period
Year Ended December 31, 2010
Valuation allowance for deferred tax assets	$16,042,000	$2,292,000	$18,334,000
Year Ended December 31, 2009
Valuation allowance for deferred tax assets	$14,707,000	$1,335,000	$16,042,000

The total deferred tax assets include $147,000 recorded to goodwill. An equal and offsetting entry was recorded to increase the valuation allowance for this change.

The following table presents a reconciliation between the U.S. federal statutory income tax rate and the Company’s effective tax rate:

	2010	2009
U.S. Federal statutory income tax	35.0%	35.0%
State and local income tax benefits	3.2%	3.8%
Non deductible change in fair value of derivatives	(3.0%)	—
Non deductible guarantee fees	(1.4%)	—
Other	0.2%	—
Valuation allowance for deferred income tax assets	(33.8%)	(38.8%)
Effective income tax rate	0.2%	0.0%

The Company had loss carryforwards of approximately $36,958,000 as of December 31, 2010 that may be offset against future taxable income. The carryforwards will expire between 2021 and 2030. Utilization of these carryforwards may be subject to annual limitations based upon previous significant changes in stock ownership. Management has determined that realization of the net deferred tax assets is not assured and accordingly has established a valuation allowance of $18,334,000 and $16,042,000 at December 31, 2010 and 2009, respectively.

In 2010, the Company recorded an income tax provision of $14,000 related to a deferred tax liability resulting from the amortization of Goodwill.

The Company’s source of income before expenses is primarily domestic.

The Company does not believe it has any uncertain income tax positions as described in its discussion of Income Tax accounting policy in Note 3.